Discontinued operations and assets and liabilities of disposal groups - Operating cash flows attributable to discontinued operations (Details) £ in Millions	12 Months Ended
Dec. 31, 2015 GBP (£)
Discontinued operations and assets and liabilities of disposal groups
Net cash flows from operating activities	£ (57)
Net cash flows from investing activities	(6)
Net cash flows from financing activities	10
Net (decrease)/increase in cash and cash equivalents	£ (58)